Loans and Allowance for Credit Losses (Allowance for Credit Losses and Recorded Investment in Loans by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017
Allowance for credit losses:
Individually evaluated for impairment		¥ 380,817	¥ 489,718
Collectively evaluated for impairment		238,290	260,709
Loans acquired with deteriorated credit quality		15,502	13,697
Total		634,609	764,124	¥ 916,181	¥ 1,182,188
Loans:
Individually evaluated for impairment		1,245,938	1,321,738
Collectively evaluated for impairment		116,416,654	115,714,112
Loans acquired with deteriorated credit quality		57,355	67,778
Total	[1]	117,719,947	117,103,628
Commercial [Member]
Allowance for credit losses:
Individually evaluated for impairment		310,492	414,706
Collectively evaluated for impairment		50,080	64,375
Loans acquired with deteriorated credit quality		13,781	12,017
Total		374,353	491,098	652,542	900,686
Loans:
Individually evaluated for impairment		926,053	977,945
Collectively evaluated for impairment		87,419,575	86,761,245
Loans acquired with deteriorated credit quality		26,855	27,325
Total	[1]	88,372,483	87,766,515
Residential [Member]
Allowance for credit losses:
Individually evaluated for impairment		14,275	16,644
Collectively evaluated for impairment		24,042	24,718
Loans acquired with deteriorated credit quality		1,346	1,184
Total		39,663	42,546	49,740	67,336
Loans:
Individually evaluated for impairment		105,647	110,197
Collectively evaluated for impairment		13,746,626	13,961,393
Loans acquired with deteriorated credit quality		8,056	8,646
Total	[1]	13,860,329	14,080,236
Card [Member]
Allowance for credit losses:
Individually evaluated for impairment		21,686	21,223
Collectively evaluated for impairment		10,921	10,884
Loans acquired with deteriorated credit quality		11	12
Total		32,618	32,119	30,482	30,165
Loans:
Individually evaluated for impairment		65,805	66,957
Collectively evaluated for impairment		512,127	512,432
Loans acquired with deteriorated credit quality		3,857	10,426
Total	[1]	581,789	589,815
MUAH [Member]
Allowance for credit losses:
Individually evaluated for impairment		6,464	7,743
Collectively evaluated for impairment		40,655	45,571
Loans acquired with deteriorated credit quality		334	451
Total		47,453	53,765	57,478	73,733
Loans:
Individually evaluated for impairment		67,978	82,545
Collectively evaluated for impairment		9,015,830	8,963,679
Loans acquired with deteriorated credit quality		12,713	15,188
Total	[1]	9,096,521	9,061,412
Krungsri [Member]
Allowance for credit losses:
Individually evaluated for impairment		27,900	29,402
Collectively evaluated for impairment		112,592	115,161
Loans acquired with deteriorated credit quality		30	33
Total		140,522	144,596	¥ 125,939	¥ 110,268
Loans:
Individually evaluated for impairment		80,455	84,094
Collectively evaluated for impairment		5,722,496	5,515,363
Loans acquired with deteriorated credit quality		5,874	6,193
Total	[1]	¥ 5,808,825	¥ 5,605,650

[1]	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.